Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2015
Registrant Name	BAIRD FUNDS INC
Central Index Key	0001282693
Amendment Flag	false
Document Creation Date	Aug. 31, 2015
Document Effective Date	Aug. 31, 2015
Prospectus Date	Aug. 31, 2015
Baird Short-Term Municipal Bond Fund | Institutional Class
Prospectus:
Trading Symbol	BTMIX
Baird Short-Term Municipal Bond Fund | Investor Class
Prospectus:
Trading Symbol	BTMSX
Baird Core Intermediate Municipal Bond Fund | Institutional Class
Prospectus:
Trading Symbol	BMNIX
Baird Core Intermediate Municipal Bond Fund | Investor Class
Prospectus:
Trading Symbol	BMNSX